General information and significant accounting policies - Capitalisation of development costs (Details) - GBP (£)	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jan. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 9,852,039	£ 6,792,770		£ 3,275,544	£ 348,505	£ 348,505	£ 348,505
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	9,852,039	6,792,770	£ 3,928,795
Cost | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 9,852,039	£ 6,792,770	£ 3,928,795	£ 3,275,544		£ 348,505	£ 348,505